UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico            New York, NY                 05/14/09
-------------------           -------------                ------------
   [Signature]                [City, State]                 [Date]

/s/ Ellen H. Adams            New York, NY                 05/14/09
-------------------           --------------               ------------
  [Signature]                 [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                 TITLE OF                      VALUE SHRS/    SH/ PUT/ INVESTMENT OTHER           VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE   SHARED   NONE
----------------------------------------------------------- -------- --------------------------------------------------------------
AK STL HLDG CORP                 COM              001547108   3,041  427,079  SH        SOLE      N/A        427,079
APPLE INC                        COM              037833100  15,471  147,174  SH        SOLE      N/A        147,174
BANK OF AMERICA CORPORATION      COM              060505104   2,799  410,478  SH        SOLE      N/A        410,478
BANK OF NEW YORK MELLON CORP     COM              064058100     326   11,531  SH        SOLE      N/A         11,531
BEST BUY INC                     COM              086516101   8,871  233,699  SH        SOLE      N/A        233,699
BMC SOFTWARE INC                 COM              055921100   2,389   72,381  SH        SOLE      N/A         72,381
CA INC                           COM              12673P105   4,346  246,819  SH        SOLE      N/A        246,819
CISCO SYS INC                    COM NEW          17275R102  14,886  887,632  SH        SOLE      N/A        887,632
COOPER COS INC                   COM              216648402   8,045  304,289  SH        SOLE      N/A        304,289
CROWN CASTLE INTL CORP           COM              228227104  12,060  590,880  SH        SOLE      N/A        590,880
CVS CAREMARK CORPORATION         COM              126650100   5,504  200,233  SH        SOLE      N/A        200,233
DIRECTV GROUP INC                COM              25459L106  12,709  557,644  SH        SOLE      N/A        557,644
ELECTRONIC ARTS INC              COM              285512109   8,947  491,842  SH        SOLE      N/A        491,842
EQUINIX INC                      COM NEW          29444U502   8,685  154,679  SH        SOLE      N/A        154,679
FIDELITY NATL INFORMATION SV     COM              31620M106   2,297  126,223  SH        SOLE      N/A        126,223
FOSTER WHEELER AG                COM              H27178104   6,147  351,887  SH        SOLE      N/A        351,887
GOODRICH CORP                    COM              382388106  13,534  357,202  SH        SOLE      N/A        357,202
GYMBOREE CORP                    COM              403777105   6,405  300,014  SH        SOLE      N/A        300,014
JPMORGAN CHASE & CO              COM              46625H100   8,734  328,577  SH        SOLE      N/A        328,577
KB HOME                          COM              48666K109   5,793  439,509  SH        SOLE      N/A        439,509
KOHLS CORP                       COM              500255104  11,582  273,683  SH        SOLE      N/A        273,683
LOCKHEED MARTIN CORP             COM              539830109   5,855   84,812  SH        SOLE      N/A         84,812
METROPCS COMMUNICATIONS INC      COM              591708102   7,477  437,747  SH        SOLE      N/A        437,747
MICROSOFT CORP                   COM              594918104  11,720  637,982  SH        SOLE      N/A        637,982
MORGAN STANLEY                   COM NEW          617446448   8,301  364,544  SH        SOLE      N/A        364,544
OCCIDENTAL PETE CORP DEL         COM              674599105   5,919  106,358  SH        SOLE      N/A        106,358
PETROHAWK ENERGY CORP            COM              716495106  14,564  757,371  SH        SOLE      N/A        757,371
PHILLIPS VAN HEUSEN CORP         COM              718592108   2,991  131,882  SH        SOLE      N/A        131,882
PROSHARES TR                     PSHS ULTSHT FINL 74347R628   2,258   23,000  SH        SOLE      N/A         23,000
QUALCOMM INC                     COM              747525103   9,939  255,432  SH        SOLE      N/A        255,432
SBA COMMUNICATIONS CORP          COM              78388J106      59    2,553  SH        SOLE      N/A          2,553
SHERWIN WILLIAMS CO              COM              824348106   2,229   42,896  SH        SOLE      N/A         42,896
UNITED STATES STL CORP NEW       COM              912909108   2,059   97,427  SH        SOLE      N/A         97,427
URBAN OUTFITTERS INC             COM              917047102   5,298  323,619  SH        SOLE      N/A        323,619
VISA INC                         COM CL A         92826C839   3,670   66,002  SH        SOLE      N/A         66,002
WARNACO GROUP INC                COM NEW          934390402   8,530  355,412  SH        SOLE      N/A        355,412

                                         36                 253,439


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         36
Form 13F Information Table Value Total:         253,439
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE